Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
LOSS BEFORE INCOME TAXES	$ (5,070)	$ (2,013)	$ (18,050)	$ (20,968)	$ (29,200)	$ (25,416)
UNITED STATES
Disaggregation of Revenue [Line Items]
LOSS BEFORE INCOME TAXES					(27,984)	(25,375)
Non-US [Member]
Disaggregation of Revenue [Line Items]
LOSS BEFORE INCOME TAXES					$ (1,216)	$ (41)